UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)
MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

Lifestyle Aggressive Portfolio

Lifestyle Growth Portfolio

Lifestyle Balanced Portfolio

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

3.31.2010

Lifestyle Aggressive Portfolio
March 31, 2010 (Unaudited)

	Shares	Value

Affiliated Investment Companies

JOHN HANCOCK FUNDS (G) - 1.50%
Small Cap Intrinsic Value, Class
NAV (MFC Global U.S.) (A)	4,577,696	$53,147,053

JOHN HANCOCK FUNDS II (G) - 88.42%
All Cap Core, Class NAV
(Deutsche)	10,837,413	88,108,168
All Cap Value, Class NAV
(Lord Abbett)	4,901,692	52,889,252
Alpha Opportunites, Class NAV
(Wellington)	9,102,732	105,955,801
Blue Chip Growth, Class NAV
(T. Rowe Price)	9,632,766	176,857,586
Capital Appreciation, Class NAV
(Jennison)	15,341,555	159,091,930
Emerging Markets Value, Class
NAV (DFA)	21,488,027	239,161,739
Equity-Income, Class NAV
(T. Rowe Price)	7,980,038	106,294,106
Fundamental Value, Class NAV
(Davis)	12,516,257	176,354,054
Index 500, Class NAV
(MFC Global U.S.A.) (A)	20,445,898	177,061,473
International Equity Index, Class
NAV (SSgA)	3,192,132	52,861,699
International Opportunities, Class
NAV (Marsico)	14,388,701	184,750,922
International Small Cap, Class
NAV (Templeton)	3,804,370	53,147,053
International Small Company,
Class NAV (DFA)	7,010,455	53,139,249
International Value, Class NAV
(Templeton)	13,505,184	185,156,078
Large Cap, Class NAV (UBS)	2,899,910	35,378,900
Large Cap Value, Class NAV
(BlackRock)	3,948,241	70,160,248
Mid Cap Index, Class NAV
(MFC Global U.S.A.) (A)	6,087,864	106,294,106
Mid Cap Stock, Class NAV
(Wellington)	8,729,805	132,867,633
Mid Cap Value Equity, Class NAV
(RiverSource)	5,032,865	44,289,211
Mid Value, Class NAV
(T. Rowe Price)	6,117,294	88,578,422
Natural Resources, Class NAV
(Wellington)	5,205,392	106,294,106
Optimized Value, Class NAV
(MFC Global U.S.A.) (A)	4,829,458	52,737,683
Small Cap Growth, Class NAV
(Wellington) (I)	4,359,174	44,289,211
Small Cap Index, Class NAV
(MFC Global U.S.A.) (A)	3,041,319	35,431,369
Small Cap Opportunities, Class
NAV (Munder)	1,956,453	35,431,369

Lifestyle Aggressive Portfolio
March 31, 2010 (Unaudited)

	Shares	Value
Small Cap Value, Class NAV
(Wellington)	2,935,004	$44,289,211
Small Company Growth, Class
NAV (Invesco AIM)	3,940,321	44,289,211
Small Company Value, Class NAV
(T. Rowe Price)	3,098,502	70,862,737
Smaller Company Growth, Class
NAV (Frontier/MFC Global
U.S.A.(A)/Perimeter) (I)	3,597,824	44,289,211
Technical Opportunities, Class
NAV (Wellington) (I)	4,730,991	52,750,547
U.S. Multi Sector, Class NAV
(GMO)	15,328,571	141,636,000
Value & Restructuring, Class NAV
(Columbia)	6,868,014	70,465,822
Value, Class NAV (Morgan
Stanley)	3,781,363	35,431,369
Vista, Class NAV (American
Century) (I)	8,924,778	70,862,737

JOHN HANCOCK FUNDS III (G) - 9.69%
Disciplined Value, Class NAV
(Robeco)	2,942,805	35,431,369
International Core, Class NAV
(GMO)	6,720,659	184,885,335
Rainier Growth, Class NAV
(Rainier)	6,673,572	123,527,818

Total investments (Lifestyle Aggressive
Portfolio) (Cost $3,289,814,000) - 99.61%		$3,534,449,788

Other assets and liabilities, net - 0.39%		14,012,715

TOTAL NET ASSETS - 100.00%		$3,548,462,503

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing security.

Lifestyle Growth Portfolio
March 31, 2010 (Unaudited)

	Shares	Value

Affiliated Investment Companies

JOHN HANCOCK FUNDS (G) - 0.50%
Small Cap Intrinsic Value, Class
NAV (MFC Global U.S.) (A)	4,528,839	$52,579,826

JOHN HANCOCK FUNDS II (G) - 92.08%
Active Bond, Class NAV
(MFC Global U.S./Declaration)(A)	5,225,672	50,950,297
All Cap Core, Class NAV
(Deutsche)	32,213,680	261,897,215
All Cap Value, Class NAV
(Lord Abbett)	13,609,413	146,845,566
Alpha Opportunites, Class NAV
(Wellington)	29,344,416	341,569,000
Blue Chip Growth, Class NAV
(T. Rowe Price)	28,625,623	525,566,431
Capital Appreciation, Class NAV
(Jennison)	43,368,724	449,733,669
Emerging Markets Value, Class
NAV (DFA)	42,989,795	478,476,413
Equity-Income, Class NAV
(T. Rowe Price)	21,316,146	283,931,058
Floating Rate Income, Class NAV
(WAMCO)	38,111,543	367,776,388
Fundamental Value, Class NAV
(Davis)	40,968,604	577,247,626
Global Bond, Class NAV (PIMCO)	10,422,807	122,363,759
Global High Yield Fund, Class NAV
(Stone Harbor)	4,803,558	49,140,399
Global Real Estate, Class NAV
(Deutsche)	15,510,273	105,159,651
High Income, Class NAV
(MFC Global U.S.) (A)	15,320,468	124,095,789
High Yield, Class NAV (WAMCO)	34,249,442	297,627,654
Index 500, Class NAV
(MFC Global U.S.A.) (A)	64,358,678	557,346,152
International Equity Index, Class
NAV (SSgA)	4,436,044	73,460,895
International Opportunities, Class
NAV (Marsico)	24,465,039	314,131,104
International Small Cap, Class NAV
(Templeton)	3,763,767	52,579,826
International Small Company, Class
NAV (DFA)	6,936,652	52,579,826
International Value, Class NAV
(Templeton)	22,889,541	313,815,610
Large Cap, Class NAV (UBS)	8,619,644	105,159,651
Large Cap Value, Class NAV
(BlackRock)	10,560,814	187,665,671
Mid Cap Index, Class NAV
(MFC Global U.S.A.) (A)	21,381,258	373,316,762
Mid Cap Stock, Class NAV
(Wellington)	12,091,287	184,029,390
Mid Cap Value Equity, Class NAV
(RiverSource)	8,962,470	78,869,738

Lifestyle Growth Portfolio
March 31, 2010 (Unaudited)

	Shares	Value
Mid Value, Class NAV
(T. Rowe Price)	7,262,407	$105,159,651
Multi-Sector Bond Fund, Class NAV
(Stone Harbor)	12,212,869	124,204,880
Natural Resources, Class NAV
(Wellington)	10,752,195	219,559,813
Optimized Value, Class NAV
(MFC Global U.S.A.) (A)	12,436,258	135,803,941
Real Estate Equity, Class NAV
(T. Rowe Price)	10,343,572	69,405,370
Real Return Bond, Class NAV
(PIMCO)	39,854,911	491,411,054
Small Cap Growth, Class NAV
(Wellington) (I)	3,415,619	34,702,685
Small Cap Index, Class NAV
(MFC Global U.S.A.) (A)	2,256,645	26,289,913
Small Cap Opportunities, Class
NAV (Munder)	1,451,679	26,289,913
Small Cap Value, Class NAV
(Wellington)	2,090,649	31,547,895
Small Company Growth, Class NAV
(Invesco AIM)	3,087,427	34,702,685
Small Company Value, Class NAV
(T. Rowe Price)	2,299,074	52,579,826
Smaller Company Growth, Class
NAV (Frontier/MFC Global
U.S.A.(A)/Perimeter) (I)	2,819,065	34,702,685
Spectrum Income, Class NAV
(T. Rowe Price)	11,941,464	124,310,639
Strategic Income Opportunities,
Class NAV (MFC Global U.S.) (A)	11,811,875	124,969,636
Technical Opportunities, Class NAV
(Wellington) (I)	13,965,460	155,714,878
Total Return, Class NAV (PIMCO)	28,695,162	408,045,197
U.S. High Yield Bond, Class NAV
(Wells Capital)	13,692,881	171,161,011
U.S. Multi Sector, Class NAV
(GMO)	48,337,719	446,640,527
Value & Restructuring, Class NAV
(Columbia)	18,337,995	188,147,826
Value, Class NAV (Morgan Stanley)	6,172,658	57,837,808
Vista, Class NAV
(American Century) (I)	13,244,289	105,159,651

JOHN HANCOCK FUNDS III (G) - 7.02%
Disciplined Value, Class NAV
(Robeco)	8,734,190	105,159,651
International Core, Class NAV
(GMO)	11,448,986	314,961,604
Rainier Growth, Class NAV
(Rainier)	16,985,791	314,406,985

Lifestyle Growth Portfolio
March 31, 2010 (Unaudited)

Total investments (Lifestyle Growth Portfolio)
(Cost $9,630,709,233) - 99.60%	$10,430,791,090

Other assets and liabilities, net - 0.40%	42,114,999

TOTAL NET ASSETS - 100.00%	$10,472,906,089

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing security.

Lifestyle Balanced Portfolio
March 31, 2010 (Unaudited)

	Shares	Value

Affiliated Investment Companies

JOHN HANCOCK FUNDS II (G) - 94.37%
Active Bond, Class NAV
(MFC Global U.S./Declaration)
(A)	30,590,012	$298,252,614
All Cap Core, Class NAV
(Deutsche)	25,238,464	205,188,716
All Cap Value, Class NAV
(Lord Abbett)	10,374,953	111,945,745
Alpha Opportunites, Class NAV
(Wellington)	19,842,772	230,969,866
Blue Chip Growth, Class NAV
(T. Rowe Price)	25,160,116	461,939,733
Capital Appreciation, Class NAV
(Jennison)	34,555,585	358,341,417
Core Bond, Class NAV
(Wells Capital)	16,193,277	211,970,002
Emerging Markets Value, Class
NAV (DFA)	29,975,125	333,623,140
Equity-Income, Class NAV
(T. Rowe Price)	17,340,080	230,969,866
Floating Rate Income, Class NAV
(WAMCO)	43,753,723	422,223,429
Fundamental Value, Class NAV
(Davis)	30,963,550	436,276,414
Global Bond, Class NAV (PIMCO)	21,338,731	250,516,700
Global High Yield Fund, Class
NAV (Stone Harbor)	9,445,208	96,624,481
Global Real Estate, Class NAV
(Deutsche)	18,017,315	122,157,396
High Income, Class NAV
(MFC Global U.S.) (A)	28,804,848	233,319,271
High Yield, Class NAV (WAMCO)	50,256,028	436,724,886
Index 500, Class NAV
(MFC Global U.S.A.) (A)	50,378,339	436,276,414
International Opportunities, Class
NAV (Marsico)	16,353,142	209,974,342
International Value, Class NAV
(Templeton)	15,326,134	210,121,299
Large Cap, Class NAV (UBS)	8,414,203	102,653,274
Large Cap Value, Class NAV
(BlackRock)	9,198,305	163,453,883
Mid Cap Stock, Class NAV
(Wellington)	6,744,630	102,653,274
Mid Cap Value Equity, Class NAV
(RiverSource)	4,082,801	35,928,646
Mid Value, Class NAV
(T. Rowe Price)	4,962,520	71,857,292
Multi-Sector Bond Fund, Class
NAV (Stone Harbor)	18,461,223	187,750,641
Natural Resources, Class NAV
(Wellington)	11,342,170	231,607,111
Optimized Value, Class NAV
(MFC Global U.S.A.) (A)	9,365,894	102,275,565
Real Estate Equity, Class NAV
(T. Rowe Price)	16,238,580	108,960,871

Lifestyle Balanced Portfolio
March 31, 2010 (Unaudited)

	Shares	Value
Real Return Bond, Class NAV
(PIMCO)	34,398,064	$424,128,132
Small Cap Growth, Class NAV
(Wellington) (I)	2,525,917	25,663,318
Small Company Growth, Class NAV
(Invesco AIM)	4,566,427	51,326,637
Small Company Value, Class NAV
(T. Rowe Price)	5,880,008	134,475,789
Smaller Company Growth, Class
NAV (Frontier/MFC Global
U.S.A.(A)/Perimeter)(I)	6,240,029	76,814,756
Spectrum Income, Class NAV
(T. Rowe Price)	34,676,847	360,985,977
Strategic Bond, Class NAV
(WAMCO)	9,922,444	106,170,146
Strategic Income Opportunities,
Class NAV (MFC Global U.S.) (A)	18,832,970	199,252,825
Technical Opportunities, Class NAV
(Wellington) (I)	13,660,856	152,318,548
Total Bond Market, Class NAV
(Declaration)	7,280,123	74,402,856
Total Return, Class NAV (PIMCO)	41,953,250	596,575,220
U.S. High Yield Bond, Class NAV
(Wells Capital)	28,595,646	357,445,572
U.S. Multi Sector, Class NAV
(GMO)	38,328,333	354,153,795
Value & Restructuring, Class NAV
(Columbia)	15,926,873	163,409,717
Value, Class NAV (Morgan Stanley)	2,738,881	25,663,318
Vista, Class NAV
(American Century) (I)	6,464,312	51,326,637

JOHN HANCOCK FUNDS III (G) - 5.37%
Disciplined Value, Class NAV
(Robeco)	7,247,117	87,255,283
International Core, Class NAV
(GMO)	7,649,553	210,439,211
Rainier Growth, Class NAV
(Rainier)	13,309,987	246,367,857

Total investments (Lifestyle Balanced
Portfolio) (Cost $9,228,545,509) - 99.74%		$10,102,731,882

Other assets and liabilities, net - 0.26%		26,734,752

TOTAL NET ASSETS - 100.00%		$10,129,466,634

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing security.

Lifestyle Moderate Portfolio
March 31, 2010 (Unaudited)

	Shares	Value

Affiliated Investment Companies

JOHN HANCOCK FUNDS II (G) - 94.34%
Active Bond, Class NAV
(MFC Global U.S./Declaration)
(A)	15,724,074	$153,309,722
Alpha Opportunites, Class NAV
(Wellington)	2,676,013	31,148,793
Blue Chip Growth, Class NAV
(T. Rowe Price)	8,482,787	155,743,963
Capital Appreciation, Class NAV
(Jennison)	4,485,224	46,511,774
Core Bond, Class NAV
(Wells Capital)	10,062,190	131,714,073
Equity-Income, Class NAV
(T. Rowe Price)	5,261,620	70,084,783
Floating Rate Income, Class NAV
(WAMCO)	15,383,873	148,454,377
Fundamental Value, Class NAV
(Davis)	8,203,699	115,590,113
Global Bond, Class NAV (PIMCO)	11,132,050	130,690,261
Global High Yield Fund, Class
NAV (Stone Harbor)	2,785,995	28,500,725
Global Real Estate, Class NAV
(Deutsche)	6,661,615	45,165,749
High Income, Class NAV
(MFC Global U.S.) (A)	13,146,650	106,487,865
High Yield, Class NAV (WAMCO)	11,183,621	97,185,668
Index 500, Class NAV
(MFC Global U.S.A.) (A)	12,578,317	108,928,222
International Opportunities, Class
NAV (Marsico)	6,063,690	77,857,781
International Value, Class NAV
(Templeton)	5,648,434	77,440,024
Investment Quality Bond, Class
NAV (Wellington)	5,399,398	64,360,827
Mid Cap Stock, Class NAV
(Wellington)	2,762,869	42,050,870
Mid Cap Value Equity, Class NAV
(RiverSource)	884,909	7,787,198
Mid Value, Class NAV
(T. Rowe Price)	2,581,392	37,378,551
Multi-Sector Bond Fund, Class
NAV (Stone Harbor)	8,372,881	85,152,195
Real Estate Equity, Class NAV
(T. Rowe Price)	4,775,867	32,046,070
Real Return Bond, Class NAV
(PIMCO)	11,340,554	139,829,029
Small Company Value, Class NAV
(T. Rowe Price)	680,997	15,574,396
Smaller Company Growth, Class
NAV (Frontier/MFC Global
U.S.A.(A)/Perimeter)(I)	1,265,182	15,574,396
Spectrum Income, Class NAV
(T. Rowe Price)	16,483,324	171,591,400
Strategic Bond, Class NAV
(WAMCO)	5,669,770	60,666,538

Lifestyle Moderate Portfolio
March 31, 2010 (Unaudited)

	Shares	Value
Strategic Income Opportunities,
Class NAV (MFC Global U.S.) (A)	8,386,869	$88,733,078
Total Bond Market, Class NAV
(Declaration) (A)	14,214,607	145,273,284
Total Return, Class NAV (PIMCO)	16,204,900	230,433,681
U.S. High Yield Bond, Class NAV
(Wells Capital)	7,750,788	96,884,845
U.S. Multi Sector, Class NAV
(GMO)	8,258,549	76,308,989
Value & Restructuring, Class NAV
(Columbia)	4,857,512	49,838,068
Vista, Class NAV
(American Century) (I)	980,755	7,787,198

JOHN HANCOCK FUNDS III (G) - 5.44%
Global Shareholder Yield, Class
NAV (Epoch)	8,661,979	73,193,719
International Core, Class NAV
(GMO)	2,547,611	70,084,783
Rainier Growth, Class NAV
(Rainier)	1,262,107	23,361,594

Total investments (Lifestyle Moderate
Portfolio) (Cost $2,892,780,249) - 99.78%		$3,058,724,602

Other assets and liabilities, net - 0.22%		6,835,034

TOTAL NET ASSETS - 100.00%		$3,065,559,636

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing security.

Lifestyle Conservative Portfolio
March 31, 2010 (Unaudited)

	Shares	Value

Affiliated Investment Companies

JOHN HANCOCK FUNDS II (G) - 95.83%
Active Bond, Class NAV
(MFC Global U.S./Declaration)
(A)	14,846,187	$144,750,326
Blue Chip Growth, Class NAV
(T. Rowe Price)	4,051,144	74,379,004
Core Bond, Class NAV
(Wells Capital)	9,660,821	126,460,149
Equity-Income, Class NAV
(T. Rowe Price)	3,722,673	49,586,003
Floating Rate Income, Class NAV
(WAMCO)	13,672,039	131,935,179
Fundamental Value, Class NAV
(Davis)	4,399,042	61,982,504
Global Bond, Class NAV (PIMCO)	12,856,385	150,933,963
Global High Yield Fund, Class NAV
(Stone Harbor)	4,122,237	42,170,483
Global Real Estate, Class NAV
(Deutsche)	2,742,589	18,594,751
High Income, Class NAV
(MFC Global U.S.) (A)	5,317,757	43,073,832
High Yield, Class NAV (WAMCO)	7,296,435	63,406,018
Index 500, Class NAV
(MFC Global U.S.A.) (A)	8,588,800	74,379,004
International Value, Class NAV
(Templeton)	2,705,998	37,099,229
Investment Quality Bond, Class
NAV (Wellington)	6,051,351	72,132,101
Multi-Sector Bond Fund, Class NAV
(Stone Harbor)	8,945,558	90,976,327
Real Estate Equity, Class NAV
(T. Rowe Price)	2,736,641	18,362,858
Real Return Bond, Class NAV
(PIMCO)	7,700,800	94,950,866
Short Term Government Income,
Class NAV (MFC Global U.S.) (A)	13,937,416	140,210,401
Spectrum Income, Class NAV
(T. Rowe Price)	15,859,941	165,101,986
Strategic Bond, Class NAV
(WAMCO)	4,569,836	48,897,245
Strategic Income Opportunities,
Class NAV (MFC Global U.S.) (A)	8,893,341	94,091,544
Total Bond Market, Class NAV
(Declaration) (A)	22,345,822	228,374,297
Total Return, Class NAV (PIMCO)	16,133,930	229,424,488
U.S. High Yield Bond, Class NAV
(Wells Capital)	3,753,430	46,917,880
U.S. Multi Sector, Class NAV
(GMO)	2,660,861	24,586,353
Value & Restructuring, Class NAV
(Columbia)	4,228,826	43,387,753

JOHN HANCOCK FUNDS III (G) - 3.82%
Global Shareholder Yield, Class
NAV (Epoch)	7,273,050	61,457,268

Lifestyle Conservative Portfolio
March 31, 2010 (Unaudited)

	Shares	Value
International Core, Class NAV
(GMO)	1,126,545	$30,991,252

Total investments (Lifestyle Conservative
Portfolio) (Cost $2,269,995,957) - 99.65%		$2,408,613,064

Other assets and liabilities, net - 0.35%		8,382,181

TOTAL NET ASSETS - 100.00%		$2,416,995,245

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

Investment Companies

Underlying Funds' Investment Managers

American Century Management, Inc.	(American Century)
BlackRock Investment Management, LLC (formerly Mercury Advisors)	(BlackRock)
Columbia Management Investment Advisors, LLC	(Columbia)
Davis Advisors	(Davis)
Declaration Management/John Hancock Advisors	(Declaration)
Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisors, Inc.	(DFA)
Epoch Investment Partners	(Epoch)
Franklin® Templeton®	(Templeton)
Frontier Capital Management Company	(Frontier)
Grantham, Mayo, Van Otterloo & Co.	(GMO)
Invesco AIM Management Group, Inc.	(Invesco AIM)
Jennison Associates, LLC	(Jennison)
Lord Abbett	(Lord Abbett)
Marsico Capital Management, LLC	(Marsico)
MFC Global Investment Management (U.S.A.) Limited	(MFC Global U.S.A.)
MFC Global Investment Management (U.S.), LLC	(MFC Global U.S.)
Morgan Stanley Investment Management, Inc.	(Morgan Stanley)
Munder Capital Management	(Munder)
Pacific Investment Management Company	(PIMCO)
Perimeter Capital Management, LLC	(Perimeter)
Rainier Investments Management, Inc.	(Rainier)
RiverSource Investments, LLC	(RiverSource)
Robeco Investment Management, Inc.	(Robeco)
SSgA Funds Management, Inc.	(SSgA)
Stone Harbor Investment Partners, LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
UBS Global Asset Management (Americas), Inc.	(UBS)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)
Western Asset Management Company	(WAMCO)

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Lifestyle Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, all investments for the Portfolios are Level 1 under the hierarchy described above.

In order to value the securities, the Portfolios use the following valuation techniques. Investments by the Lifestyle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day. All other securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price.

Cost of Investment Securities for Federal Income Tax Purposes

The cost of investments owned on March 31, 2010, was as follows:

		Unrealized	Unrealized	Net Unrealized
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
Lifestyle Aggressive	$3,419,547,768	$347,026,193	($232,124,173)	$114,902,020
Lifestyle Growth	10,024,554,374	1,027,725,325	(621,488,609)	406,236,716
Lifestyle Balanced	9,690,007,185	975,746,276	(563,021,579)	412,724,697
Lifestyle Moderate	2,958,985,583	195,560,124	(95,821,105)	99,739,019
Lifestyle Conservative	2,334,809,523	152,645,116	(78,841,575)	73,803,541

More information

Trustees
James M. Oates, *Chairman*
James R. Boyle†
Grace K. Fey†
Charles L. Bardelis*
Peter S. Burgess*
Theron S. Hoffman
Hassell H. McClellan
Steven M. Roberts*
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Hugh McHaffie
President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LS0Q1 3/10
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John Hancock
MUTUAL FUNDS

John Hancock Retirement Distribution Portfolio

QUARTERLY PORTFOLIO HOLDINGS

3.31.2010

Retirement Distribution Portfolio
As of March 31, 2010 (Unaudited)

	Shares	Value

Investment Companies 96.28%		$1,866,025

Unaffiliated Investment Companies 33.82%		1,866,025
iShares Barclays Aggregate Bond Fund	1,600	166,720
iShares iBoxx Investment Grade Corporate Bond Fund	4,400	465,212
SPDR Barclays Capital High Yield Bond ETF	8,900	354,131
WisdomTree DEFA High-Yielding Equity Fund	8,300	346,442
WisdomTree High-Yielding Equity Fund	15,200	533,520

Affiliated Investment Companies 62.46%		$3,446,014

John Hancock Funds II (G) 61.45%		3,390,226
Active Bond, Class NAV (MFC Global U.S./Declaration) (A)	28,287	275,794
Capital Appreciation, Class NAV (Jennison)	2,694	27,937
Core Bond, Class NAV (Wells Capital)	21,594	282,666
Emerging Markets Value, Class NAV (DFA)	5,020	55,874
Equity-Income, Class NAV (T. Rowe Price)	4,195	55,874
Fundamental Value, Class NAV (Davis)	3,965	55,874
Global Bond, Class NAV (PIMCO)	23,216	272,560
Global Real Estate, Class NAV (Deutsche)	14,834	100,573
High Income, Class NAV (MFC Global U.S.) (A)	13,796	111,747
High Yield, Class NAV (WAMCO)	22,378	194,462
International Opportunities, Class NAV (Marsico)	4,332	55,626
International Small Company, Class NAV (DFA)	14,739	111,721
International Value, Class NAV (Templeton)	4,072	55,832
Mid Cap Stock, Class NAV (Wellington)	11,013	167,621
Mid Value, Class NAV (T. Rowe Price)	11,576	167,621
Natural Resources, Class NAV (Wellington)	4,052	82,748
Total Bond Market, Class NAV (Declaration) (A)	41,322	422,307
Total Return, Class NAV (PIMCO)	37,403	531,870
U.S. High Yield Bond, Class NAV (Wells Capital)	15,512	193,897
Value & Restructuring, Class NAV (Columbia)	5,446	55,874
Value, Class NAV (Morgan Stanley)	11,926	111,748

John Hancock Funds III (G) 1.01%		55,788
International Core, Class NAV (GMO)	2,028	55,788

Short-Term Investments 3.63%		$200,000

Short-Term Securities* 3.63%		200,000
Federal Home Loan Bank Discount Notes, 0.001%, 04/01/2010	200,000	200,000

Total investments (Cost $5,732,858)† 99.91%		$5,512,039

Other assets and liabilities, net 0.09%		$5,036

Total net assets 100.00%		$5,517,075

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

† At March 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $5,747,173. Net unrealized depreciation aggregated $235,134, of which $167,276 related to appreciated investment securities and $402,410 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

1

Retirement Distribution Portfolio

As of March 31, 2010 (Unaudited)

Investment Companies

Underlying Funds' Investment Managers

Columbia Management Advisors, LLC	(Columbia)
Davis Advisors	(Davis)
Declaration Management/John Hancock Advisors	(Declaration)
Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisors, LLC	(DFA)
Grantham, Mayo, Van Otterloo & Co.	(GMO)
Jennison Associates, LLC	(Jennison)
Marsico Capital Management, LLC	(Marsico)
MFC Global Investment Management (U.S.), LLC	(MFC Global U.S.)
Pacific Investment Management Company	(PIMCO)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Van Kampen	(Van Kampen)
Western Asset Management Company	(WAMCO)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)

2

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the Fund’s investments are classified as Level 1, except for short-term investments which are Level 2.

In order to value the securities, the Fund uses the following valuation techniques. Investments by the Fund in underlying affiliated funds are valued at their respective net asset values each business day. All other securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain short-term securities are valued at amortized cost.

3

More information

Trustees
James M. Oates, *Chairman*
James R. Boyle†
Grace K. Fey†
Charles L. Bardelis*
Peter S. Burgess*
Theron S. Hoffman
Hassell H. McClellan
Steven M. Roberts*
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Hugh McHaffie
President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Distribution Portfolio.

4

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John Hancock

Retirement Rising Distribution Portfolio

QUARTERLY PORTFOLIO HOLDINGS

3.31.2010

Retirement Rising Distribution Portfolio
As of March 31, 2010 (Unaudited)

	Shares	Value

Investment Companies 92.93%		$1,490,101

Unaffiliated Investment Companies 29.90%		1,490,101
iShares Barclays Aggregate Bond Fund	2,763	287,905
iShares iBoxx Investment Grade Corporate Bond Fund	3,300	348,909
PowerShares DB Commodity Index Tracking Fund	6,400	150,528
SPDR Barclays Capital High Yield Bond ETF	8,400	334,236
WisdomTree DEFA High-Yielding Equity Fund	2,639	110,152
WisdomTree High-Yielding Equity Fund	7,361	258,371

Affiliated Investment Companies 63.03%		$3,141,972

John Hancock Funds II (G) 63.03%		3,141,972
Active Bond, Class NAV (MFC Global U.S./Declaration) (A)	22,066	215,140
Core Bond, Class NAV (Wells Capital)	23,041	301,607
Emerging Markets Value, Class NAV (DFA)	16,764	186,580
Equity-Income, Class NAV (T. Rowe Price)	3,998	53,256
Fundamental Value, Class NAV (Davis)	1,958	27,588
Global Bond, Class NAV (PIMCO)	15,335	180,038
Global Real Estate, Class NAV (Deutsche)	16,686	113,130
High Income, Class NAV (MFC Global U.S.) (A)	14,400	116,642
High Yield, Class NAV (WAMCO)	16,486	143,261
International Opportunities, Class NAV (Marsico)	4,158	53,390
International Small Cap, Class NAV (Franklin Templeton)	4,124	57,609
International Small Company, Class NAV (DFA)	7,057	53,494
International Value, Class NAV (Templeton)	3,876	53,137
Mid Cap Stock, Class NAV (Wellington)	7,292	110,987
Mid Value, Class NAV (T. Rowe Price)	7,672	111,093
Natural Resources, Class NAV (Wellington)	4,991	101,911
Real Return Bond, Class NAV (PIMCO)	33,934	418,407
Total Bond Market, Class NAV (Declaration)	18,645	190,549
Total Return, Class NAV (PIMCO)	24,720	351,522
U.S. High Yield Bond, Class NAV (Wells Capital)	14,879	185,989
Value, Class NAV (Morgan Stanley)	12,448	116,642

Short-Term Investments 7.02%		$350,000

Short-Term Securities* 7.02%		350,000
Federal Home Loan Bank Discount Notes, 0.001%, 04/01/2010	350,000	350,000

Total investments (Cost $5,310,286)† 99.95%		$4,982,073

Other assets and liabilities, net 0.05%		$2,736

Total net assets 100.00%		$4,984,809

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

† At March 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $5,276,780. Net unrealized depreciation aggregated $294,707, of which $186,881 related to appreciated investment securities and $481,588 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

1

Retirement Rising Distribution Portfolio
As of March 31, 2010 (Unaudited)

Investment Companies

Underlying Funds' Investment Managers

Davis Advisors	(Davis)
Declaration Management/John Hancock Advisors	(Declaration)
Dimensional Fund Advisors, LLC	(DFA)
Franklin Templeton Investment Corp.	(Franklin Templeton)
Marsico Capital Management, LLC	(Marsico)
MFC Global Investment Management (U.S.), LLC	(MFC Global U.S.)
Morgan Stanley Investment Management, Inc.	(Morgan Stanley)
Pacific Investment Management Company	(PIMCO)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Western Asset Management Company	(WAMCO)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)

2

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the Fund’s investments are classified as Level 1, except for short-term investments which are Level 2.

In order to value the securities, the Fund uses the following valuation techniques. Investments by the Fund in underlying affiliated funds are valued at their respective net asset values each business day. All other securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain short-term securities are valued at amortized cost.

3

More information

Trustees
James M. Oates, *Chairman*
James R. Boyle†
Grace K. Fey†
Charles L. Bardelis*
Peter S. Burgess*
Theron S. Hoffman
Hassell H. McClellan
Steven M. Roberts*
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Hugh McHaffie
President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Rising Distribution Portfolio.

4

332Q1 3/10
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Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios, Retirement Distribution Portfolio and Retirement Rising Distribution Portfolio

 /s/ Hugh McHaffie
Hugh McHaffie
President

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: May 25, 2010

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 25, 2010